Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 138,416,942	$ -	$ 138,416,942
Short-Term Money Market Fund*	14,354,941	-	14,354,941
Exchange-Traded Futures Contracts
Energies	3,290,973	-	3,290,973
Grains	233,068	-	233,068
Interest rates	55,528	-	55,528
Livestock	810	-	810
Metals	(113,189)	-	(113,189)
Softs	76,581	-	76,581
Stock indices	(316,037)	-	(316,037)

Total exchange-traded futures contracts	3,227,734	-	3,227,734

Over-the-Counter Forward Currency Contracts	-	281,060	281,060

Total futures and forward currency contracts (2)	3,227,734	281,060	3,508,794

Total financial assets and liabilities at fair value	$ 155,999,617	$ 281,060	$ 156,280,677

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 20,462,519
Investments in U.S. Treasury notes			117,954,423
Total investments in U.S. Treasury notes			$ 138,416,942

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,809,427
Net unrealized depreciation on open futures and forward currency contracts			(300,633)
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,508,794

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2017

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 150,288,348	$ -	$ 150,288,348
Short-Term Money Market Fund*	19,221,076	-	19,221,076
Exchange-Traded Futures Contracts
Energies	1,822,987	-	1,822,987
Grains	44,845	-	44,845
Interest rates	(1,342,525)	-	(1,342,525)
Livestock	(5,240)	-	(5,240)
Metals	(141,762)	-	(141,762)
Softs	21,361	-	21,361
Stock indices	279,146	-	279,146

Total exchange-traded futures contracts	678,812	-	678,812

Over-the-Counter Forward Currency Contracts	-	(3,086,579)	(3,086,579)

Total futures and forward currency contracts (2)	678,812	(3,086,579)	(2,407,767)

Total financial assets at fair value	$ 170,188,236	$ (3,086,579)	$ 167,101,657

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 35,088,064
Investments in U.S. Treasury notes			115,200,284
Total investments in U.S. Treasury notes			$ 150,288,348

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 699,718
Net unrealized depreciation on open futures and forward currency contracts			(3,107,485)
Total net unrealized depreciation on open futures and forward currency contracts			$ (2,407,767)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.